Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 9,774	$ 4,172
Accrued and other liabilities	38,379	34,280
Accounts payable and accrued liabilities	$ 48,153	$ 38,452	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).